Expense Example - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund - Fidelity GNMA Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567